UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 10
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI         08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: 149937 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207     1004    17225 SH       SOLE                    17225
ACTIVISION INC                 COM              004930202      955    69320 SH       SOLE                    68700               620
ADOBE SYSTEMS INCORPORATED     COM              00724F101      574    16450 SH       SOLE                    16200               250
AFFILIATED MANAGERS GROUP      COM              008252108     1836    17229 SH       SOLE                    16530               699
ALEXANDER & BALDWIN INC.       COM              014482103      395     8290 SH       SOLE                     8290
ALLSTATE CORPORATION           COM              020002101     1227    23550 SH       SOLE                    23400               150
ALTRIA GROUP, INC.             COM              02209S103     1204    17000 SH       SOLE                    16500               500
AMERADA HESS                   COM              023551104     1502    10550 SH       SOLE                    10550
ANADARKO PETROLEUM CORP.       COM              032511107     1069    10585 SH       SOLE                    10525                60
APPLE COMPUTER INC             COM              037833100      473     7550 SH       SOLE                     7400               150
AT&T Inc.                      COM              00206R102     1195    44225 SH       SOLE                    44225
BANK OF AMERICA CORP           COM              060505104      594    13050 SH       SOLE                    12125               925
BEAR STEARNS COS INC           COM              073902108     1710    12330 SH       SOLE                    11955               375
BIOGEN IDEC INC                COM              09062X103     1417    30090 SH       SOLE                    29575               515
CADBURY SCHWEPPES ADR          COM              127209302      935    23375 SH       SOLE                    23375
CENTERPOINT ENERGY INC         COM              15189T107      742    62250 SH       SOLE                    62250
CENTEX CORP                    COM              152312104     1019    16440 SH       SOLE                    16050               390
CEPHALON INC                   COM              156708109     1024    17000 SH       SOLE                    17000
CHINA MOBILE HK LTD - SP ADR   COM              16941M109      358    13500 SH       SOLE                    13500
CISCO SYS INC COM              COM              17275R102     1206    55695 SH       SOLE                    53950              1745
CITIGROUP                      COM              172967101      788    16700 SH       SOLE                    15700              1000
CMS ENERGY CORP                COM              125896100      779    60200 SH       SOLE                    60200
COMCAST CORP-SPECIAL CL A      COM              20030N200     1058    40530 SH       SOLE                    40530
COMERICA INC COM               COM              200340107     1243    21450 SH       SOLE                    20800               650
CONOCOPHILLIPS                 COM              20825C104     1633    25870 SH       SOLE                    25670               200
COVENTRY HEALTH CARE INC       COM              222862104      647    12000 SH       SOLE                    12000
DEVON ENERGY CORPORATION       COM              25179M103     1422    23255 SH       SOLE                    23025               230
FLAGSTAR BANCORP INC           COM              337930101      604    40000 SH       SOLE                    40000
FOREST LABS INC CL A           COM              345838106      647    14500 SH       SOLE                    14500
FORTUNE BRANDS INC             COM              349631101     1196    14835 SH       SOLE                    14260               575
GANNETT INC COM                COM              364730101     1023    17075 SH       SOLE                    16975               100
GENERAL ELEC CO COM            COM              369604103     1463    42075 SH       SOLE                    38350              3725
GOLDEN WEST FINL DEL COM       COM              381317106     1466    21600 SH       SOLE                    21400               200
HARRAHS ENTERTAINMENT          COM              413619107     1108    14225 SH       SOLE                    14225
HEWLETT-PACKARD CO             COM              428236103      500    15225 SH       SOLE                    15225
HOME DEPOT INC COM             COM              437076102     1170    27669 SH       SOLE                    26425              1244
INTEL CORP COM                 COM              458140100      921    47375 SH       SOLE                    46125              1250
INTUIT INC                     COM              461202103     1128    21225 SH       SOLE                    21150                75
JOHNSON CONTROLS INC           COM              478366107     1192    15700 SH       SOLE                    15375               325
JPMORGAN CHASE & CO            COM              46625H100     1613    38739 SH       SOLE                    36594              2145
LEHMAN BROS HLDGS INC COM      COM              524908100     1597    11050 SH       SOLE                    11050
LONE STAR TECHNOLOGIES         COM              542312103     1131    20425 SH       SOLE                    20425
MERCK & CO INC COM             COM              589331107     1416    40200 SH       SOLE                    39875               325
MERIDIAN RESOURCE CORP         COM              58977Q109       48    12000 SH       SOLE
MICROSOFT CORP COM             COM              594918104     1159    42595 SH       SOLE                    38775              3820
MOVIE GALLERY INC              COM              624581104       48    16000 SH       SOLE
NORTHGATE MINERALS CORP        COM              666416102       39    16500 SH       SOLE
OMEGA PROTEIN CORP             COM              68210P107       62    11000 SH       SOLE
OMNICARE                       COM              681904108     1352    24600 SH       SOLE                    24400               200
OPTIMAL GROUP INC              COM              68388r208      703    48400 SH       SOLE                    43650
ORACLE CORPORATION             COM              68389X105      713    52130 SH       SOLE                    52130
PFIZER INC                     COM              717081103      695    27915 SH       SOLE                    25950              1965
PROCTER & GAMBLE CO COM        COM              742718109     1365    23700 SH       SOLE                    20265              3435
QUALCOMM INC                   COM              747525103      670    13250 SH       SOLE                    13000               250
RAMBUS INC                     COM              750917106     1820    46275 SH       SOLE                    45500               775
SIRIUS SATELLITE RADIO, INC    COM              82966u103      934   184225 SH       SOLE                   182550              1675
SPRINT CORP                    COM              852061100      295    11438 SH       SOLE                     7210              4228
STEWART ENTERPRISES INC        COM              860370105       71    12500 SH       SOLE
TYCO INTERNAT LTD              COM              902124106      551    20500 SH       SOLE                    20000               500
UNITED TECHNOLOGIES  CORP      COM              913017109      565     9750 SH       SOLE                     9750
USG CORPORATION                COM              903293405     1381    14550 SH       SOLE                    14275               275
VALERO ENERGY CORP             COM              91913Y100      569     9525 SH       SOLE                     9275               250
VERISIGN INC                   COM              92343E102     1342    55975 SH       SOLE                    54475              1500
VERIZON COMMUNICATIONS         COM              92343V104     1196    35140 SH       SOLE                    34275               865
WELLPOINT INC                  COM              94973V107     1353    17475 SH       SOLE                    17175               300
YAK COMMUNICATIONS INC         COM              984208207       39    10000 SH       SOLE
ENERGY SELECT SPDR                              81369Y506      410     7550 SH       SOLE                     7225               325
RUSSELL 1000 INDEX                              464287622    13909   196770 SH       SOLE                    13750              6020
RUSSELL 1000 VALUE INDEX FUND                   464287598      939    12856 SH       SOLE                     5351              7505
RUSSELL 2000 GROWTH INDEX FUND                  464287648      238     2990 SH       SOLE                     1140              1850
RUSSELL 2000 SMALL CAP INDEX F                  464287655      646     8509 SH       SOLE                     4359              4150
RUSSELL 2000 VALUE INDEX FUND                   464287630      948    12695 SH       SOLE                     6920              5775
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      423     4175 SH       SOLE                     1175              3000
RUSSELL MIDCAP INDEX FUND                       464287499    10226   108019 SH       SOLE                    10721              3755
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     8835    66230 SH       SOLE                     4130              2100
DFA U.S. LARGE CAP VALUE FUND                   233203827    18297 793472.703SH      SOLE                42604.443          3854.720
DFA U.S. MICRO CAP FUND                         233203504    13698 811068.472SH      SOLE                44228.498          1717.910
DFA U.S. SMALL CAP VALUE FUND                   233203819    18177 596570.539SH      SOLE                29920.293          1682.942